Schedule of allowance for doubtful accounts (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Balances at the beginning of the period	R$ (32,980)	R$ (14,763)	R$ (7,537)
Additions	(47,819)	(32,081)	(15,040)
Write-offs	35,786	13,864	7,814
Balances at the end of the period	R$ (45,013)	R$ (32,980)	R$ (14,763)